Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2019
Trade and other receivables [abstract]
Trade And Other Receivables [Table Text Block]

	As of March 31,
	2019		2018
Current
Trade and other receivables, gross	Rs.	41,041	Rs.	41,569
Less: Allowance for credit losses		(1,172)		(952)
Trade and other receivables, net	Rs.	39,869	Rs.	40,617

Non-current
Trade and other receivables, gross (1)	Rs.	113	Rs.	169
Less: Allowance for credit losses		-		-
Trade and other receivables, net	Rs.	113	Rs.	169

(1)
Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.

Allowance For Doubtful Trade Receivable [Table Text Block]
The details of changes in allowance for credit losses during the years ended March 31, 2019 and 2018, are as follows:

	For the Year Ended March 31,
	2019		2018
Balance at the beginning of the year	Rs.	952	Rs.	861
Adjustment on account of transition to IFRS 9		89		-
Adjusted balance at the beginning of the year	Rs.	1,041	Rs.	861
Provision made during the year, net of reversals		371		146
Trade and other receivables written off & exchange differences		(240)		(55)
Balance at the end of the year	Rs.	1,172	Rs.	952